Investment Strategy - (Allspring International and Global Equity Funds - Classes A , R6 and Institutional)	Oct. 31, 2025
(Allspring Emerging Markets Equity Advantage Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of companies in emerging market countries; and
•	across any market capitalization.
We consider emerging market countries to be, among others, countries included in the MSCI Emerging Markets Index. We look for companies with sustainable dividend yields backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for a portfolio dividend yield above the index average while maintaining a controlled level of risk.
We see Environmental, Social and Governance (“ESG”) considerations as a component of fundamental analysis and in particular climate change as a serious and complex risk. The accounting of sustainability issues is integrated into the team’s investment process: research, stock selection, portfolio construction, and engagement with companies on ESG issues.
We reserve the right to hedge the portfolio’s foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

(Allspring Emerging Markets Equity Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in emerging market equity securities.
We invest principally in equity or other listed securities of emerging market companies. We consider emerging market companies to include companies that are traded in, have their primary operations in, are domiciled in or derive a majority of their revenue from emerging market countries as defined by the MSCI Emerging Markets Index. We may use futures to manage risk or to enhance return. The Fund may have exposure to stocks across any capitalizations and styles and will be diversified across countries and sectors.
Utilizing a bottom-up, research driven stock selection process, we seek to invest in quality companies at prices below their intrinsic value. From the available stock universe we focus only on those quality companies that are able to sustain high profitability over a long period of time for reasons we can understand. We believe that quality companies create value for investors from profitable investment of retained earnings and dividend payout and preserve value in adversity. We further believe that quality companies that embrace sustainable environmental, social and governance (ESG) policies are more likely to avoid permanent loss of capital than companies that do not. Among the characteristics we seek in high-quality companies are strong competitive position, demonstrable financial strength and profitability, favorable ESG attributes, quality management dedicated to public shareholders’ interest, and favorable growth prospect supported by major long-term trends. ESG information and research are integral to the investment process for the specific purpose of increasing our knowledge of companies, identifying and evaluating risks and opportunities, and engaging with companies to influence corporate behaviors, all of which can impact the team’s assessment of a company’s quality and long term intrinsic value. ESG factors represent broad categories, and the team’s ESG research is pragmatic and driven by bottom-up, company-specific issues that are important to individual companies in our pool of quality investments. In general, ESG research and engagement are broad and cover environmental, social, and governance issues as appropriate for each company, such as the environmental impact of a proposed project, employee protections in a supply chain, or composition of the board of directors. We also focus on understanding each company’s intrinsic value and will only invest when a company’s stock trades at a meaningful discount to this value. We do not attempt to anticipate or react to short term market fluctuations, but instead seek to take advantage of periodic market inefficiencies to buy the high quality companies at prices below our assessment of their intrinsic value. We have a disciplined approach to the monitoring and sale of holdings and our decisions to trim or sell out of positions may be triggered when a stock price exceeds its intrinsic value or when there is a material deterioration in the fundamentals of the company.

(Allspring International Equity Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of foreign issuers;
•	up to 10% of the Fund’s total assets in emerging market equity securities; and
•	in securities of at least three different countries including the U.S.
The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs). We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We may use forward foreign currency contracts to manage risk or to enhance return and may invest uninvested cash in futures contracts on equity indexes as a substitute for purchasing equity securities directly.
We use bottom-up stock selection, based on fundamental research, that emphasizes companies with resilient characteristics as the cornerstone of our investment process. We emphasize businesses that possess robust asset bases that produce sustainable cash flow growth through a cycle, created by efficient capital allocation and, typically, exhibit a commitment to returning value to shareholders through dividends. We emphasize dividend and cash flow yield among other valuation metrics to assess market sentiment and pricing opportunity. While long-term investors, we seek to drive excess returns through exploiting valuation opportunities that arise while recognizing the premium quality of these businesses. We balance exposures between companies with growth characteristics, expressed through growing earnings and dividends, with companies that have value characteristics, expressed through higher dividend yields and usually lower dividend growth. This focus on cash flow and dividend discipline drives a less volatile outcome that delivers both income and growth over a full market cycle.
We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock’s fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of  the Fund’s  portfolio.

(Allspring Special Global Small Cap Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s total assets in equity securities of small-capitalization companies;
•	in the securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund’s total assets in any one country; and
•	up to 10% of the Fund’s total assets in emerging market equity securities.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the MSCI World Small Cap Index at the time of purchase. The market capitalization range of the MSCI World Small Cap Index was approximately $252.63 million to $85.28 billion, as of January 31, 2026, and is expected to change frequently. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Furthermore, we may use futures, options or forward foreign currency contracts to manage risk or to enhance return.
In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, have flexible balance sheets, sustainable cash flows and that are undervalued companies relative to an assessment of their intrinsic value. We believe the global small-capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock’s fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund’s portfolio. We reserve the right to hedge the portfolio’s foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

(Allspring Special International Small Cap Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of small-capitalization companies;
•	less than 10% of the Fund’s total assets in emerging market equity securities; and
•	in a number of countries throughout the world and may invest more than 25% of the Fund’s total assets in any one country.
We invest principally in equity securities of small-capitalization companies of foreign issuers, which we define as companies with market capitalizations within the range of the MSCI World ex USA Small Cap Index at the time of purchase. The market capitalization range of the MSCI World ex-U.S. Small Cap Index was approximately $252.63 million to $38.85 billion, as of January 31, 2026, and is expected to change frequently. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S.
In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, have flexible balance sheets and sustainable cash flows, and that are undervalued companies relative to an assessment of their intrinsic value. A flexible balance sheet is supported by several metrics including, but not limited to, the quantity of debt relative to the cash flows of the enterprise, the location of debt within the capital structure, the maturity profile of existing debt, the type of debt and any debt covenant restrictions. We believe the international small-capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock’s fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund’s portfolio.